RELATED PARTY TRANSACTIONS AND BALANCES - Sales to a related party (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues from related party	¥ 67,114,378	$ 9,255,496	¥ 83,777,571	¥ 47,938,575
Gan Su BHD | Urumqi Yikeli Automatic Control Equipment Co., Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Non controlling ownership interest (as a percent)	10.00%	10.00%
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues from related party	¥ 0	$ 0	0	85,657
Related party | Urumqi Yikeli Automatic Control Equipment Co., Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues from related party	¥ 0	$ 0	¥ 0	¥ 85,657